Employee Share Ownership Plans - Summary of Description of Plans (Detail)	12 Months Ended
Jun. 30, 2018
STIP and GSTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Type	Short-term incentive
Overview	The STIP is a plan for the Executive KMP and the GSTIP is a plan for BHP senior management who are not KMP. Under both plans, half of the value of a participant's short-term incentive amount is awarded as rights to receive BHP Billiton Limited or BHP Billiton Plc shares at the end of the vesting period.
Vesting conditions	Service condition only.
Vesting period	2 years
Dividend Equivalent Payment	Yes, except GSTIP awards granted after 1 July 2011
Exercise period	None
LTIP and MAP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Type	Long-term incentive
Overview	The LTIP is a plan for Executive KMP and awards are granted annually. The MAP is a plan for BHP senior management who are not KMP. The number of share rights awarded is determined by a participant's role and grade.
Vesting conditions	LTIP: Service and performance conditions. For awards granted from December 2013 onwards, BHP’s Total Shareholder Return (TSR)(1) performance relative to the Peer Group TSR over a five-year performance period determines the vesting of 67 per cent of the awards, while performance relative to the Index TSR (being the index value where the comparator group is a market index) determines the vesting of 33 per cent of the awards. For the awards to vest in full, BHP’s TSR must exceed the Peer Group TSR and Index TSR (if applicable) by a specified percentage per year, determined for each grant by the Remuneration Committee. Since the establishment of the LTIP in 2004, this percentage has been set at 5.5 per cent per year. MAP: Service conditions only.
Vesting period	LTIP - 5 years MAP - 1 to 5 years
Dividend Equivalent Payment	Yes, except MAP granted after 1 July 2011
Exercise period	LTIP - None MAP - None
Transitional OMC awards [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Type	Long-term incentive
Overview	Awards may be granted to new Executive KMP recruited from within the Group to bridge the gap created by the different timeframes of the vesting of MAP awards, granted in their non-KMP role, and LTIP awards, granted to Executive KMP. No Transitional awards were granted to Executive KMP in FY2018.
Vesting conditions	Service conditions and performance conditions. The Remuneration Committee has absolute discretion to determine if the performance condition has been met and whether any, all or part of the award will vest (or otherwise lapse), having regard to (but not limited to) the BHP’s TSR(1) over the three- or four-year performance period (respectively), the participant’s contribution to Group outcomes and the participant’s personal performance (with guidance on this assessment from the CEO).
Vesting period	3 years or 4 years
Dividend Equivalent Payment	No
Exercise period	None
Shareplus [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Type	All-employee share purchase plan
Overview	Employees may contribute up to US$5,000 to acquire shares in any plan year. On the third anniversary of the start of a plan year, the Group will match the number of acquired shares.
Vesting conditions	Service conditions only.
Vesting period	3 years
Dividend Equivalent Payment	No
Exercise period	None